Document and Entity Information	Nov. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-36456
Entity Registrant Name	Zendesk, Inc.
Entity Central Index Key	0001463172
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-4411091
Entity Address, Address Line One	989 Market Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	415
Local Phone Number	418-7506
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ZEN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false